LONG-TERM DEBT - 2012 Notes (Details) - USD ($) $ in Millions	Jul. 25, 2022	Dec. 31, 2023	Jul. 24, 2012
2012 Notes
LONG-TERM DEBT
Principal			$ 200.0
Series A
LONG-TERM DEBT
Principal			$ 100.0
Interest rate	4.87%		4.87%
Repayments of debt	$ 100.0
Series B
LONG-TERM DEBT
Principal			$ 100.0
Interest rate		5.02%	5.02%
Outstanding borrowings		$ 100.0